Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (1,841,617)	$ (125,298)
Net loss attributable to non-controlling interest		20,011
Adjustments to reconcile net loss to net cash used in operations:
Depreciation and amortization expense	229,530	51,189
Goodwill impairment		378,433
Stock-based compensation	657,947
Bad debt expense	205,455
Gain on forgiveness of PPP loans	(614,972)
Loss on forgiveness of debt	11,754	(507,207)
Change in assets and liabilities:
Accounts receivable	(27,013)	37,593
Inventory	(110,699)	(25,674)
Prepaid expense	113,869	48,450
Accounts payable and accrued expenses	(84,658)	(131,654)
Accounts payable and accrued expenses - related party	(113,422)	(3,754)
Deferred revenue	(116,413)	(640,881)
Net cash used in operating activities	(1,690,239)	(898,792)
Cash flows used in investing activities:
Acquisition of ALTD, net	4,122
Purchase of fixed assets	(1,967)	(11,667)
Net cash provided by (used in) investing activities	2,155	(11,667)
Cash flows from financing activities:
Proceeds from notes payable	500,000	673,465
Proceeds from PPP loans	584,377	30,595
Proceeds from private placement of BHI common stock	1,251,000
Partners’ capital, net		90,127
Proceeds from stock options exercised	19,250
Repayment of notes payable to related parties	(69,200)
Repayment of notes payable	(308,181)
Net cash provided by financing activities	1,977,246	794,187
Net increase (decrease) in cash	289,162	(116,272)
Cash at beginning of period	134,003	250,275
Cash at end of period	423,165	134,003
Cash paid for interest	23,651	45,522
Cash paid for taxes
Non-cash investing and financing activities:
Issuance of common stock for acquisition	29,598,672
Issuance of common stock for accounts payable settlement	$ 90,708